Consolidated Statements Of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net income		$ 309,424	$ 284,288	$ 73,673
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	[1]	292,828	284,115	264,237
Bad debt expense (recovery), net		740	(1,285)	(1,668)
Container write-off (recovery) from lessee default, net		1,910	(4,868)	(260)
Unrealized loss (gain) on financial instruments, net		502	(4,409)	6,044
Amortization of unamortized debt issuance costs and accretion of bond discounts		10,129	9,845	8,112
Debt termination expense			15,209	8,750
Gain on sale of owned fleet containers, net		(76,947)	(67,229)	(27,230)
Share-based compensation expense		7,728	6,699	4,723
Changes in operating assets and liabilities:
Accounts receivable, net		2,804	(6,686)	11,539
Trading containers, net		8,848	(1,911)	7,211
Receipt of payments on finance leases, net of income earned		193,157	104,770	44,569
Interest portion of container leaseback financing receivable		(1,713)	122	(933)
Prepaid expenses and other current assets		(2,519)	(2,577)	1,103
Due from affiliates, net		(382)	(867)	371
Receipt of marketable securities from a lessee			(5,789)
Proceeds from sale of marketable securities		953	2,112
Other assets		2,885	1,139	502
Accounts payable and accrued expenses		2,049	(2,350)	981
Other liabilities		(4,547)	14,823	(1,354)
Due to container investors, net		(1,853)	(712)	(3,281)
Settlement of interest rate swaps			(14,350)
Long-term income tax payable		2,449	700	138
Deferred taxes, net		4,074	994	(972)
Total adjustments		443,095	327,495	322,582
Net cash provided by operating activities		752,519	611,783	396,255
Cash flows from investing activities:
Purchase of containers		(403,738)	(2,082,577)	(745,951)
Payments on container leaseback financing receivable		(533,867)	(18,705)	(116,263)
Proceeds from sale of containers		199,158	142,276	151,021
Receipt of principal payments on container leaseback financing receivable		59,719	30,119	21,485
Other		(2,583)	(1,242)	(194)
Net cash used in investing activities		(681,311)	(1,930,129)	(689,902)
Cash flows from financing activities:
Proceeds from debt		989,650	4,863,756	2,114,260
Payments on debt		(831,010)	(3,635,663)	(1,799,870)
Payment of debt issuance costs		(4,370)	(27,895)	(13,637)
Proceeds from container leaseback financing liability, net			16,305
Principal repayments on container leaseback financing liability, net		(799)	(3,314)	(12,825)
Issuance of preferred shares, net of underwriting discount			290,550
Purchase of treasury shares		(179,092)	(72,220)	(68,493)
Issuance of common shares upon exercise of share options		5,485	9,043	1,295
Dividends paid on common shares		(46,235)	(12,285)
Dividends paid on preferred shares		(19,875)	(9,975)
Purchase of noncontrolling interest			(21,500)
Other			(970)
Net cash (used in) provided by financing activities		(86,246)	1,395,832	220,730
Effect of exchange rate changes		(125)	(79)	177
Net change in cash, cash equivalents and restricted cash		(15,163)	77,407	(72,740)
Cash, cash equivalents and restricted cash, beginning of the year		282,572	205,165	277,905
Cash, cash equivalents and restricted cash, end of the year		267,409	282,572	205,165
Supplemental disclosures of cash flow information:
Cash paid for interest expense and realized loss and settlement of derivative instruments		144,637	145,711	126,958
Income taxes paid		815	1,567	34
Supplemental disclosures of noncash operating activities:
Right-of-use asset for leased properties			272	574
Supplemental disclosures of noncash investing activities:
(Decrease) increase in accrued container purchases		(134,320)	(90,679)	222,253
Containers placed in finance leases		$ 219,813	$ 1,043,323	$ 635,004

[1]	Amounts for the years ended December 31, 2021 and 2020 have been reclassified to conform with the 2022 presentation (see Note 1 (u) “Reclassifications and Changes in Presentation”).